Property, Plant and Equipment and Capital Long-Term Prepayments	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment and Capital Long-Term Prepayments
Property, Plant and Equipment and Capital Long-Term Prepayments

5.Property, Plant and Equipment and Capital Long-Term Prepayments

	Property, Plant,	Construction in	Right-Of-Use
Cost	and Equipment	Progress	Assets	Total
December 31, 2020	$4,876	$—	$—	$4,876
Additions during the year	557	5,015	—	5,572
Balance December 31, 2021	$5,433	$5,015	$—	$10,448
Additions during the period	556	57,085	301	57,942
Transfer from capital long term prepayments	—	13,948	—	13,948
Balance December 31, 2022	$5,989	$76,048	$301	$82,338

	Property, Plant,	Construction in	Right-Of-Use
Accumulated Depreciation	and Equipment	Progress	Assets	Total
December 31, 2020	$—	$—	$—	$—
Charge for the year	2	—	—	2
Balance December 31, 2021	$2	$—	$—	$2
Charge for the year	8	—	40	48
Balance December 31, 2022	$10	$—	$40	$50

Net Book Value
Balance December 31, 2021	$5,431	$5,015	$—	$10,446
Balance December 31, 2022	$5,979	$76,048	$261	$82,288

Most of the Company’s property, plant, and equipment assets relate to the Refinery located near Temiskaming Shores, Ontario, Canada. The carrying value of property, plant, and equipment is $82,288 (December 31, 2021 - $10,446), all of which is pledged as security for the 2026 Notes and 2028 Notes. (Note 13).

In September 2021, the Company moved into the development stage and began capitalizing engineering, refurbishment and other costs directly associated with bringing the Refinery into the state required for its intended use.  Capitalized development costs for the year totaled $64,080 (December 31, 2021 - $2,789) and capitalized borrowing costs were $6,954 (December 31, 2021 - $2,218).

No depreciation has been recorded for the Refinery in the current year (December 31, 2021 - $Nil) as the asset is not yet in service. The minor depreciation relates to mobile assets in use at Iron Creek.

Right-of-use asset relate to office lease which the Company entered into during 2022. Refer to Note 14.

Capital long-term
Balance	prepayments
December 31, 2020	$—
Additions during the year	6,631
December 31, 2021	$6,631
Additions during the year	10,404
Transfer to property, plant and equipment	$(13,948)
December 31, 2022	$3,087

Capital long-term prepayments relate to payments for long-term capital contracts made for Refinery equipment that have not yet been received by the Company as of December 31, 2022, all of which are pledged as security for 2026 Notes and 2028 Notes (Note 13). The prepayments mainly relate to milestone payments to vendors for the cobalt crystallizer and the solvent extraction equipment being manufactured for the Refinery.